UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2010

Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares or
Principal
Amount		Value

COMMON STOCKS — 88.5% (a)

COMMERCIAL SERVICES SECTOR — 5.3%
	Advertising/Marketing Services — 1.9%
1,516,000	Harte-Hanks, Inc.	$19,359,320

	Financial Publishing/Services — 0.4%
52,600	The Dun & Bradstreet
	Corporation	4,317,934

	Miscellaneous Commercial
	Services — 3.0%
731,000	Cintas Corp.	20,438,760
545,000	TeleTech Holdings, Inc. *	11,221,550
		31,660,310
CONSUMER DURABLES SECTOR — 0.8%
	Other Consumer Specialties — 0.8%
274,950	Mine Safety
	Appliances Co.	8,559,194

CONSUMER NON-DURABLES SECTOR — 2.5%
	Food: Specialty/Candy — 2.5%
592,000	Flowers Foods, Inc.	15,930,720
188,000	Lancaster Colony
	Corporation	10,753,600
		26,684,320
CONSUMER SERVICES SECTOR — 2.4%
	Publishing: Books/Magazines — 2.4%
719,000	Meredith Corp.	24,913,350

DISTRIBUTION SERVICES SECTOR — 12.5%
	Electronics Distributors — 6.2%
1,303,000	Arrow Electronics, Inc. *	44,627,750
648,000	ScanSource, Inc. *	20,671,200
		65,298,950
	Medical Distributors — 3.6%
1,236,000	Patterson
	Companies Inc.	37,858,680

	Wholesale Distributors — 2.7%
617,000	Beacon Roofing
	Supply, Inc. *	11,025,790
269,000	United Stationers Inc.*	17,164,890
		28,190,680
ELECTRONIC TECHNOLOGY SECTOR — 2.3%
	Aerospace & Defense — 2.3%
326,000	Alliant Techsystems Inc.*	24,264,180

ENERGY MINERALS SECTOR — 2.2%
	Oil & Gas Production — 2.2%
395,000	SM Energy Co.	23,277,350

FINANCE SECTOR — 12.2%
	Insurance Brokers/Services — 3.6%
1,286,000	Arthur J.
	Gallagher & Co.	37,396,880

	Investment Managers — 2.1%
223,000	Affiliated Managers
	Group, Inc. *	22,126,060

	Life/Health Insurance — 2.0%
798,000	Protective Life Corp.	21,258,720

	Property/Casualty Insurance — 3.0%
1,135,000	W.R. Berkley Corp.	31,076,300

	Real Estate Development — 1.5%
747,000	The St. Joe Co.*	16,321,950

HEALTH SERVICES SECTOR — 3.1%
	Health Industry Services — 2.2%
447,000	Covance Inc. *	22,980,270

	Medical/Nursing Services — 0.9%
433,000	VCA Antech, Inc.*	10,084,570

HEALTH TECHNOLOGY SECTOR — 2.4%
	Medical Specialties — 2.4%
148,175	Bio-Rad
	Laboratories, Inc.*	15,387,974
228,000	West Pharmaceutical
	Services, Inc.	9,393,600
		24,781,574
INDUSTRIAL SERVICES SECTOR — 5.1%
	Oilfield Services/Equipment — 5.1%
563,000	Bristow Group, Inc. *	26,658,050
632,000	Dresser-Rand Group, Inc.*	26,916,880
		53,574,930
MISCELLANEOUS SECTOR — 1.0%
	Investment Trusts/Mutual Funds — 1.0%
345,000	PICO Holdings, Inc. *	10,971,000

NON-ENERGY MINERALS SECTOR — 1.7%
	Construction Materials — 1.7%
623,000	Eagle Materials Inc.	17,599,750

PROCESS INDUSTRIES SECTOR — 8.8%
	Chemicals: Specialty — 2.6%
414,000	Sigma-Aldrich Corp.	27,555,840

	Containers/Packaging — 4.4%
557,000	AptarGroup, Inc.	26,496,490
624,000	Bemis Company, Inc.	20,379,840
		46,876,330
	Industrial Specialties — 1.8%
538,000	Valspar Corp.	18,550,240

PRODUCER MANUFACTURING SECTOR — 7.9%
	Electrical Products — 2.3%
1,257,000	Molex Inc. Cl A	23,719,590

	Industrial Conglomerates — 2.1%
306,825	SPX Corporation	21,934,919

	Industrial Machinery — 1.2%
333,000	Woodward Governor Co.	12,507,480

	Miscellaneous Manufacturing — 2.3%
621,000	Carlisle Companies Inc.	24,678,540

RETAIL TRADE SECTOR — 9.7%
	Catalog/Specialty Distribution — 1.5%
507,600	HSN, Inc. *	15,552,864

	Discount Stores — 2.0%
415,000	Family Dollar Stores, Inc.	20,629,650

	Food Retail — 1.6%
466,650	Ruddick Corp.	17,191,386

	Specialty Stores — 4.6%
475,200	Group 1 Automotive, Inc.	19,844,352
709,000	PetSmart, Inc.	28,232,380
		48,076,732
TECHNOLOGY SERVICES SECTOR — 4.4%
	Data Processing Services — 1.6%
786,000	Broadridge Financial
	Solutions Inc.	17,236,980

	Information Technology Services — 2.8%
1,009,000	Jack Henry &
	Associates, Inc.	29,412,350

TRANSPORTATION SECTOR — 4.2%
	Marine Shipping — 2.1%
507,000	Kirby Corp.*	22,333,350

	Trucking — 2.1%
532,000	J.B. Hunt Transport
	Services, Inc.	21,710,920
	Total common stocks (cost $683,237,232)	930,523,443

SHORT-TERM INVESTMENTS — 11.6% (a)
	Commercial Paper — 11.6%
$75,000,000	GE Capital Corp.,
	0.03%, due 01/03/11	74,999,875
46,300,000	U.S. Bank, N.A.,
	0.01%, due 01/03/11	46,299,974
	Total commercial paper (cost $121,299,849)	121,299,849
	Total short-term
	Investments (cost $121,299,849)	121,299,849
	Total investments – 100.1% (cost $804,537,081)	1,051,823,292
	Liabilities, less cash
	and receivables — (0.1%) (a)	(571,222)
	TOTAL NET ASSETS – 100.0%	$1,051,252,070

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

As of December 31, 2010, investment cost for federal income tax purposes was $804,537,081 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$258,542,596
Aggregate gross unrealized depreciation	(11,256,385)
Net unrealized appreciation	$247,286,211	+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$930,523,443

Level 2 – Short-Term Commercial Paper	121,299,849
Level 3 –	---
Total	$1,051,823,292

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President
     Date   February 10, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President
     Date   February 10, 2011

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer
     Date   February 10, 2011